Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002013186
Document Type	F-1/A
Entity Registrant Name	TNL Mediagene
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	23-2 Maruyamacho
Entity Address, Address Line Two	Shibuya-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	150-0044
Entity Address, Country	JP
City Area Code	+81-(0)
Local Phone Number	3-5784-6742
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On January 22, 2025, the Registrant initially filed a registration statement on Form F-1 (File No. 333-284411), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on February 12, 2025 (the “January F-1”). The January F-1 was amended by the post-effective amendment No. 1 to Form F-1 filed on May 13, 2025, which was declared effective on May 23, 2025 (as amended and supplemented from time to time, the “Prior F-1”). The Registrant filed the Prior F-1 to register, among others, the offer and resale of up to 2,002,222 TNL Mediagene Ordinary Shares (as defined below) by 3i, LP (“3i”), which may be issued pursuant to a convertible note the Registrant issued to 3i, LP on December 13, 2024 (the “Initial Note”) and the offer and resale of up to 8,000,000 TNL Mediagene Ordinary Shares, including 119,048 Tumim Commitment Shares (as defined below) issued on January 23, 2025 to Tumim Stone Capital LLC (“Tumim”) as consideration for Tumim’s irrevocable commitment to purchase Tumim ELOC Shares (as defined below) which may be issued by the Registrant at its sole discretion pursuant to and subject to the terms of the Tumim ELOC SPA (as defined below), by Tumim. As of the date of this prospectus, the Registrant has issued a total of 2,002,222 TNL Mediagene Ordinary Shares as repayment of its obligations under the Initial Note to 3i and 3i has completed the offer and resale of all of the 2,002,222 TNL Mediagene Ordinary Shares registered under the Prior F-1. As of the date of this prospectus, the Registrant has issued a total of 560,000 Tumim ELOC Shares (excluding 119,048 Tumim Commitment Shares issued on January 23, 2025), and Tumim has sold 468,782 Tumim ELOC Shares (with 91,218 Tumim ELOC Shares remaining) and completed the resale of 119,048 Tumim Commitment Shares registered under the Prior F-1. On August 23, 2024, we entered into a share purchase agreement with shareholders of Green Quest Holding Inc., a Cayman Islands company, which owns 100% of the issued and outstanding shares of Dragon Marketing Inc. Pursuant to the share purchase agreement, we acquired 100% of the issued and outstanding shares of Green Quest Holding Inc. The total consideration, including the purchase price and earn-out considerations, was agreed to be paid by issuance of TNL Mediagene Ordinary Shares, with the total value not exceeding NT$ 200,000,000 (approximately $6,163,328). As a result, we issued 558,677 TNL Mediagene Ordinary Shares as consideration for the acquisition of Green Quest Holding Inc. (the “Green Quest Consideration Shares”) to the shareholders of Green Quest Holding Inc. (the “Green Quest Shareholders”) on May 11, 2025.The Registrant is filing this registration statement on Form F-1 (this “Registration Statement”) to register (i) the offer and resale of up to additional 8,000,000 TNL Mediagene Ordinary Shares by 3i, which may be issued pursuant to the Initial Note; and (ii) the offer and resale of up to 558,677 Green Quest Consideration Shares by the Green Quest Shareholders.
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	-221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY